Related Party Transactions (Details) ¥ in Millions	1 Months Ended
	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2022	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)
Related Party Transactions (Details) [Line Items]
Borrowed amount	$ 9,100,000								¥ 60.0					$ 6,000,000	¥ 40.0
Number of loan agreements	2
Interest rate				16.50%
Nanjing JiaShiLian Venture Capital Center [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount		$ 1,200,000										¥ 8.0
Number of loan agreements		2
BaiJiaYun VIE [Member]
Related Party Transactions (Details) [Line Items]
Interest free loan amount																	$ 453,028
Borrowed amount																	$ 300,000	¥ 2.0
Gangjiang Li [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	$ 10,000,000						$ 5,000,000	$ 10,000,000			$ 10,000,000					$ 2,100,000
Beijing Credit Chain [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	1,500,000	$ 400,000							¥ 10.0			¥ 2.6	¥ 6.0
Duo Duo International Limited [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	$ 1,500,000									$ 4,000,000
Jinan Zhongshi Huiyun [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount			$ 900,000
Number of loan agreements			2
Jinan Zhongshi Huiyun Technology Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Number of loan agreements		2
Beijing Xinda Kechuang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount														$ 6,000,000	¥ 40.0
Interest rate														4.00%	4.00%
Nanjing BaiJiaYun [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount					$ 6,700,000	¥ 46.0